Filed with the Securities and Exchange Commission on December 5, 1996.

                                                      File No.   33-16056
                                                        File No. 811-5255

               SECURITIES AND EXCHANGE COMMISSION
                      Washington, DC 20549

                            FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.      --           / /
                                     ----
     Post-Effective Amendment No.     10           /X/
                                     ----
                               and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No.      12                          /X/
                      ----

     THE RODNEY SQUARE INTERNATIONAL SECURITIES FUND, INC.
	-------------------------------------------------------
      (Exact Name of Registrant as Specified in Charter)

RODNEY SQUARE NORTH, 1100 N. MARKET ST., WILMINGTON, DE 19890-0001
------------------------------------------------------------------
      (Address of Principal Executive Offices)          (Zip Code)

Registrant's Telephone Number, including Area Code:  (302) 651-8280
                                                     --------------
                          Diane D. Marky
	            Rodney Square Management Corporation
	        Rodney Square North, 1100 North Market Street
	                 WILMINGTON, DE 19890-0001
	              --------------------------------
	           (Name and Address of Agent for Service)


It is proposed that this filing will become effective

        X      immediately upon filing pursuant to paragraph (b)
      -----
              on                    pursuant to paragraph (b)
      -----      -------------------
               60 days after filing pursuant to paragraph (a)(1)
      -----
               on                  pursuant to paragraph (a)(1)
      -----      ------------------
               75 days after filing pursuant to paragraph (a)(2)
      -----
               on                  pursuant to paragraph (a)(2) of Rule 485.
      -----      ------------------

If appropriate, check the following box:

      ----- This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant is terminating the declaration which it filed registering an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Registrant filed a Rule 24f-2 Notice for its fiscal year ended October 31, 1995 on or about December 22, 1995. Registrant filed a final Rule 24f-2 Notice for the fiscal year ended July 31, 1996 (July 31, 1996, being the date the Registrant is deemed to have ceased operations pursuant to Rule 24f-2) on or about September 27, 1996.

            THE RODNEY SQUARE INTERNATIONAL SECURITIES FUND, INC.


	The purpose of this Post-Effective Amendment is to terminate Registrant's declaration registering an indefinite amount of securities pursuant to Rule
24f-2 under the Investment Company Act of 1940,  as amended.   Registrant has
distributed substantially all of its assets to its security holders.

                                 SIGNATURES
								 ----------

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and the Investment Company Act of 1940 has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Purchase, and State of New York, on the 5th of December, 1996.

                        THE RODNEY SQUARE INTERNATIONAL SECURITIES FUND, INC.


                                  By: /s/ Diane D. Marky
                                      Diane D. Marky, Assistant Secretary

Pursuant to the requirement of the Securities Act of 1933, this Registration Statement has been signed below on by the following persons in the capacities and on the date indicated:

SIGNATURE                          TITLE                       DATE
---------                          -----                       ----

/s/ Martin L. Klopping          President (Principal      December 5,1996
Martin L. Klopping              Executice Officer)
                                and Director


/s/ Eric Brucker                Director                  December 5,1996
Eric Brucker


/s/ Fred L. Buckner             Director                  December 5,1996
Fred L. Buckner


/s/ Robert J. Christian         Director                  December 5,1996
Robert J. Christian


/s/ John J. Quindlen            Director                  December 5,1996
John J. Quindlen


/s/ Robert C. Hancock           Vice President and        December 5,1996
Robert C. Hancock               Treasurer (Principal
	                            Financial and
								Accounting Officer)


* By: /s/ Diane D. Marky
      Diane D. Marky**

**  Attorney-in-fact pursuant to Power of Attorney filed herewith)

                             POWER OF ATTORNEY
                             -----------------

	The undersigned in his capacity as Director of the Registrant, does hereby appoint Arthur J. Brown, Carl M. Rizzo and Diane D. Marky, and each of them, or jointly, his true and lawful attorney and agent to execute in his name, place and stead (in such capacity) any and all post-effective amendments to the Registration Statement and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file
the same with the Securities and Exchange Commission.   Each of said attorneys
and agents have power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                             TITLE                      DATE
---------                             -----                      ----

/s/ John J. Quindlen                 Director               October 15, 1996
John J. Quindlen

                             POWER OF ATTORNEY
                             -----------------

	The undersigned in his capacity as Director of the Registrant, does hereby appoint Arthur J. Brown, Carl M. Rizzo and Diane D. Marky, and each of them, or jointly, his true and lawful attorney and agent to execute in his name, place and stead (in such capacity) any and all post-effective amendments to the Registration Statement and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file
the same with the Securities and Exchange Commission.   Each of said attorneys
and agents have power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                             TITLE                      DATE
---------                             -----                      ----

/s/ Fred L. Buckner                  Director               October 15, 1996
Fred L. Buckner

                             POWER OF ATTORNEY
                             -----------------

	The undersigned in his capacity as Director of the Registrant, does hereby appoint Arthur J. Brown, Carl M. Rizzo and Diane D. Marky, and each of them, or jointly, his true and lawful attorney and agent to execute in his name, place and stead (in such capacity) any and all post-effective amendments to the Registration Statement and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file
the same with the Securities and Exchange Commission.   Each of said attorneys
and agents have power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                             TITLE                      DATE
---------                             -----                      ----

/s/ Eric Brucker                     Director               October 15, 1996
Eric Brucker